Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	LORD ABBETT EQUITY TRUST
Entity Central Index Key	0001139819
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 21, 2018
Document Effective Date	Dec. 01, 2018
Prospectus Date	Dec. 01, 2018